Related Party Transactions (Details) - Part 1 - USD ($)					9 Months Ended	12 Months Ended
	Apr. 25, 2023	Feb. 02, 2023	Feb. 25, 2021	Dec. 31, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2023	Mar. 11, 2022	Jan. 31, 2021
Related Party Transactions [Line Items]
Share price (in Dollars per share)								$ 10.2
Proceeds received from private placement							$ 17,000,000
Minimum lock In period for transfer, assign or sell warrants after completion of IPO					30 days	30 days
Founder Shares [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding (in Shares)			1,875,000
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period (in Shares)			11,333,333			11,333,333
Class of warrants and rights issued, price per warrant (in Dollars per share)			$ 1.5			$ 1.5
Proceeds received from private placement			$ 17,000,000			$ 17,000,000
Exercise price of warrants or rights (in Dollars per share)			$ 10			$ 10
IPO [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)			57,500,000
Share price (in Dollars per share)			$ 10
IPO [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares				20.00%
Class A ordinary shares [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding (in Shares)					25,335,163	57,500,000	57,500,000
Exercise price of warrants or rights (in Dollars per share)					$ 18	$ 18
Class A ordinary shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares					20.00%	20.00%
Class A ordinary shares [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Shares issuable per warrant (in Shares)					1	1
Exercise price of warrants or rights (in Dollars per share)					$ 11.5	$ 11.5
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)				30,000
Shares issued, shares, share-based payment arrangement, forfeited (in Shares)				1,875,000
Sponsor [Member] | Class B ordinary shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period, value, issued for services				$ 25,000
Stock issued during period shares (in Shares)				14,375,000
Sponsor [Member] | Class A ordinary shares [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transactions [Line Items]
Share transfer, trigger price price per share. (in Dollars per share)					$ 12	$ 12
Number of consecutive trading days for determining share price					20 days	20 days
Number of trading days for determining share price					30 days	30 days
Threshold number of trading days for determining share price from date of business combination					150 days	150 days
Sponsor [Member] | Independent Directors [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)				120,000
Sponsor [Member] | Officer [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)				30,000
Sponsor [Member] | Barbara Byrne [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Founder Shares (in Shares)		21,000
Share price (in Dollars per share)		$ 0.002
Price per share (in Dollars per share)										$ 0.002
Sponsor [Member] | Alex Zyngier [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)		$ 1
Founder Shares (in Shares)		10,000
Purchase price		$ 10,000
Sponsor [Member] | Ann Berry [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Founder Shares (in Shares)	5,000
Share price (in Dollars per share)	$ 1
Price per share (in Dollars per share)									$ 1
Sponsor [Member] | Lisa Harrington [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)	$ 1
Founder Shares (in Shares)	10,000
Purchase price	$ 10,000